Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
October 31, 2024
AFTF-NPRT1-1224
1.809103.121
Common Stocks - 95.1%
	Shares	Value ($)
CANADA - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Shopify Inc Class A (United States) (b)	1,434,600	112,200,066
CHINA - 3.8%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	387,462	201,801
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
NXP Semiconductors NV	1,080,545	253,387,803
TOTAL CHINA		253,589,604
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	3,660	1,362,362
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	27,709	79,525
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	9,410	2,122,715
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	85,100	57,502,947
TAIWAN - 2.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	387,462	0
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	4,502,000	141,640,171
TOTAL TAIWAN		141,640,171
UNITED STATES - 86.6%
Communication Services - 0.7%
Entertainment - 0.7%
Netflix Inc (b)	61,466	46,470,140
Consumer Discretionary - 1.8%
Broadline Retail - 1.6%
Amazon.com Inc (b)	567,000	105,688,800
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	110,300	14,867,337
TOTAL CONSUMER DISCRETIONARY		120,556,137

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)(e)	29,110	1,283,751
Industrials - 1.5%
Ground Transportation - 1.5%
Lyft Inc Class A (b)	713,642	9,255,937
TuSimple Holdings Inc Class A (b)	86,300	22,438
Uber Technologies Inc (b)	1,244,864	89,692,451
		98,970,826
Information Technology - 82.6%
Communications Equipment - 2.6%
Cisco Systems Inc	3,115,000	170,608,550
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	907,022	60,788,614
IT Services - 3.8%
IBM Corporation	493,560	102,028,723
Okta Inc Class A (b)	2,132,935	153,336,697
		255,365,420
Semiconductors & Semiconductor Equipment - 36.7%
Astera Labs Inc (b)	541,471	37,989,605
Broadcom Inc	298,900	50,744,253
GlobalFoundries Inc (b)	3,629,006	132,458,719
Marvell Technology Inc	3,780,764	302,877,004
Micron Technology Inc	1,227,400	122,310,410
NVIDIA Corp	11,003,580	1,460,835,282
ON Semiconductor Corp (b)	3,643,805	256,851,814
Teradyne Inc	668,900	71,043,869
		2,435,110,956
Software - 19.1%
Convoy Inc warrants (b)(c)(d)	5,358	0
Coreweave Inc Class A (c)	23,100	19,568,241
Datadog Inc Class A (b)	746,060	93,585,766
HubSpot Inc (b)	115,303	63,968,951
Manhattan Associates Inc (b)	177,277	46,687,671
Microsoft Corp	1,621,600	658,937,161
OpenAI Global LLC rights (b)(c)(d)	3,749,900	3,749,900
Palantir Technologies Inc Class A (b)	468,100	19,454,236
Salesforce Inc	573,639	167,141,195
Servicenow Inc (b)	212,622	198,374,200
		1,271,467,321
Technology Hardware, Storage & Peripherals - 19.5%
Apple Inc	5,124,916	1,157,769,774
Seagate Technology Holdings PLC	401,355	40,284,001
Western Digital Corp (b)	1,396,043	91,175,568
		1,289,229,343
TOTAL INFORMATION TECHNOLOGY		5,482,570,204

TOTAL UNITED STATES		5,749,851,058
TOTAL COMMON STOCKS (Cost $3,077,127,341)		6,318,348,448

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (c)(d) (Cost $35,680)	35,680	0

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	26,036	6,487,390
INDIA - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E1 (c)(d)	3,406	189,135
Meesho Series F (b)(c)(d)	46,600	2,632,900
		2,822,035
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	8,747	3,255,897
Pine Labs Pvt Ltd Series A (b)(c)(d)	2,186	813,695
Pine Labs Pvt Ltd Series B (b)(c)(d)	2,378	885,163
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	1,923	715,798
Pine Labs Pvt Ltd Series C (b)(c)(d)	3,578	1,331,839
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	754	280,661
Pine Labs Pvt Ltd Series D (b)(c)(d)	806	300,017
		7,583,070
TOTAL INDIA		10,405,105
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	101,300	642,242
Xsight Labs Ltd Series D1 (c)(d)	92,364	823,887

TOTAL ISRAEL		1,466,129
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	500	119,039
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	530,583
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	35,600	458,528
Tenstorrent Holdings Inc Series C1 (c)(d)	12,823	952,878
Tenstorrent Holdings Inc Series D1 (c)(d)	10,200	804,780
Tenstorrent Holdings Inc Series D2 (c)(d)	4,547	345,708
		2,561,894
Industrials - 0.0%
Aerospace & Defense - 0.0%
Relativity Space Inc Series E (b)(c)(d)	482,616	2,828,130
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	9,477,386	5,686,432
Vast Data Ltd Series A (c)(d)	30,141	569,363
Vast Data Ltd Series A1 (c)(d)	74,185	1,401,355
Vast Data Ltd Series A2 (c)(d)	85,337	1,612,016
Vast Data Ltd Series B (c)(d)	67,904	1,282,707
Vast Data Ltd Series C (c)(d)	1,979	37,382
Vast Data Ltd Series E (c)(d)	64,886	1,225,697
		11,814,952
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	139,441	1,204,770
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,503,810
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	760,157
		3,468,737
Software - 0.5%
Anthropic PBC Series B (c)(d)	190,100	6,735,243
Anthropic PBC Series D (c)(d)	195,705	6,933,829
Convoy Inc Series D (b)(c)(d)	81,762	1
Coreweave Inc Series C (c)(d)	1,482	1,458,540
Databricks Inc Series G (b)(c)(d)	37,800	3,098,466
Databricks Inc Series H (b)(c)(d)	99,786	8,179,458
Databricks Inc Series I (b)(c)(d)	1,265	103,692
Runway AI Inc (c)(d)	53,827	5,835,923
		32,345,152
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc (c)(d)	54,900	4,404,654
Lightmatter Inc Series C1 (b)(c)(d)	82,421	5,333,463
Lightmatter Inc Series C2 (c)(d)	12,946	853,789
		10,591,906
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,188,493
TOTAL UNITED STATES		68,448,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $90,019,264)		86,807,510

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(f)	492,835	430,623
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	316,116	325,353
TOTAL INFORMATION TECHNOLOGY		755,976

TOTAL PREFERRED SECURITIES (Cost $808,951)		755,976

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	123,208,300	123,232,942
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	681,607	681,675
TOTAL MONEY MARKET FUNDS (Cost $123,914,617)			123,914,617

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $3,291,905,853)	6,529,826,551
NET OTHER ASSETS (LIABILITIES) - 1.8%	117,472,029
NET ASSETS - 100.0%	6,647,298,580

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,755,273 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Anthropic PBC Series B	3/22/24	5,932,010

Anthropic PBC Series D	5/31/24	5,872,031

ByteDance Ltd Series E1	11/18/20	2,852,873

Convoy Inc 15% 9/30/2026	3/24/23	35,680

Convoy Inc Series D	10/30/19	1,107,057

Convoy Inc warrants	3/24/23	0

Coreweave Inc Series C	5/17/24	1,154,552

Databricks Inc Series G	2/01/21	2,234,836

Databricks Inc Series H	8/31/21	7,332,688

Databricks Inc Series I	9/14/23	92,978

Diamond Foundry Inc Series C	3/15/21	3,642,168

Discord Inc Series I	9/15/21	275,312

Enevate Corp 6%	11/02/23	492,835

Enevate Corp Series E	1/29/21	10,507,436

GoBrands Inc Series G	3/02/21	3,521,014

Lightmatter Inc	10/11/24	4,404,654

Lightmatter Inc Series C1	5/19/23	1,356,386

Lightmatter Inc Series C2	12/18/23	336,619

Meesho Series E1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

OpenAI Global LLC rights	9/30/24	3,749,900

Pine Labs Pvt Ltd	6/30/21	1,364,668

Pine Labs Pvt Ltd Series 1	6/30/21	3,261,406

Pine Labs Pvt Ltd Series A	6/30/21	815,072

Pine Labs Pvt Ltd Series B	6/30/21	886,661

Pine Labs Pvt Ltd Series B2	6/30/21	717,010

Pine Labs Pvt Ltd Series C	6/30/21	1,334,093

Pine Labs Pvt Ltd Series C1	6/30/21	281,136

Pine Labs Pvt Ltd Series D	6/30/21	300,525

Relativity Space Inc Series E	5/27/21	11,020,585

Retym Inc Series C	5/17/23 - 6/20/23	1,085,102

Runway AI Inc	9/06/24	5,835,803

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	316,116

SiMa Technologies Inc Series B	5/10/21	1,184,429

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	713,933

Tenstorrent Holdings Inc Series C1	4/23/21	762,398

Tenstorrent Holdings Inc Series D1	7/16/24	804,030

Tenstorrent Holdings Inc Series D2	7/17/24	345,481

Vast Data Ltd Series A	11/28/23	331,551

Vast Data Ltd Series A1	11/28/23	816,035

Vast Data Ltd Series A2	11/28/23	938,707

Vast Data Ltd Series B	11/28/23	746,944

Vast Data Ltd Series C	11/28/23	21,769

Vast Data Ltd Series E	11/28/23	1,427,492

Xsight Labs Ltd Series D	2/16/21	809,995

Xsight Labs Ltd Series D1	1/11/24	738,543

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	64,896,079	787,264,188	728,927,325	1,726,306	-	-	123,232,942	0.2%
Fidelity Securities Lending Cash Central Fund	1,473,625	20,983,891	21,775,841	1,012	-	-	681,675	0.0%
Total	66,369,704	808,248,079	750,703,166	1,727,318	-	-	123,914,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.